Salaries and other employee expenses - Schedule of salaries and other employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Salaries and other employee expenses
Wages and salaries	$ 28,024	$ 23,755	$ 20,837
Payroll taxes	4,446	3,207	2,809
Personnel benefits	16,572	18,827	19,047
Share-based payments	6,378	6,134	4,539
Total	$ 55,420	$ 51,923	$ 47,232